Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investments
Debt securities, available for sale, at fair value	$ 6,556		$ 8,574
Policy loans	110		110
Receivable for securities sold	15		7
Total investments	6,681		8,691
Cash and cash equivalents	11,105		4,926
Accrued investment income	64		73
Reinsurance recoverable from affiliate	25,525		26,391
Assets on deposit	89,313
Premiums receivable, net	32		34
Net deferred tax asset	611		1,203
Receivable from affiliate	2,865		2,085
Other assets and receivables	502		226
Federal income taxes recoverable from affiliate	1,884		3,776
Total assets	138,582		47,405
Liabilities
Claim and policy benefit reserves - life and health	23,196		24,112
Policyholder account balances	93,047		3,797
Unearned premiums	3		4
Payables to affiliates	870		216
Accounts payable and other liabilities	2,365		152
Total liabilities	119,481		28,281
Commitments and contingencies		[1]		[1]
Stockholder's equity
Common stock	5,000	[2]	5,000	[2]
Additional paid in capital	10,500		10,500
Accumulated other comprehensive income, net of tax	269	[3]	423	[3]
Retained earnings (deficit)	3,332		3,201
Total stockholder's equity	19,101		19,124
Total liabilities and stockholder's equity	$ 138,582		$ 47,405

[1]	See Note 11.
[2]	Common stock, $5 par value, authorized 1,000 shares; issued and outstanding 1,000 shares
[3]	Accumulated other comprehensive income, net of tax expense (2013 - $143; 2012 - $248)